DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
The revenues and expenses related the company’s nuclear technology services operation, which the company sold in November 2023, have been presented in the consolidated statements of operating results for the years ended December 31, 2023 and December 31, 2022 as a discontinued operation.
Operating results of the discontinued operation for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Revenues	$—	$3,506	$3,795
Direct operating costs	—	(3,087)	(3,303)
General and administrative expenses	—	(176)	(169)
Interest expense, net	—	(246)	(219)
Equity accounted income (loss), net	—	1	5
Impairment expense, net	—	(3)	—
Gain on acquisitions/dispositions, net	—	3,916	—
Other income (expenses), net	—	(115)	(100)
Income (loss) before income tax	—	3,796	9
Current and deferred taxes	—	16	371
Net income (loss) from discontinued operations	$—	$3,812	$380
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(888)	$(533)	$803
Non-controlling interests	(1,039)	(450)	(107)
Total	$(1,927)	$(983)	$696
Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$1,052	$108
Non-controlling interests	—	2,760	272
Total	$—	$3,812	$380
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(945)	$(531)	$839
Non-controlling interests	(1,173)	(454)	(62)
Total	$(2,118)	$(985)	$777
Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$—	$1,044	$145
Non-controlling interests	—	2,739	371
Total	$—	$3,783	$516
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2024	2023	2022
Operating cash flows	$—	$(57)	$241
Financing cash flows	—	(3,116)	602
Investing cash flows	—	3,839	(833)
Net cash flows	$—	$666	$10